EMPLOYEE BENEFITS (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | ₪		₪ 4,316	₪ 5,133
Current service cost | ₪		557	481
Interest cost | ₪		146	118
Actuarial gains arising from changes in demographic assumptions | ₪		(9)
Actuarial losses arising from experience adjustments | ₪		105	(614)
Actuarial losses/(gains) arising from changes in financial assumptions | ₪		574	(221)
Benefits paid | ₪		(162)	(581)
Closing defined benefit obligation | ₪		₪ 5,527	₪ 4,316
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | $	$ 1,250
Current service cost | $	161
Interest cost | $	43
Actuarial gains arising from changes in demographic assumptions | $	(3)
Actuarial losses arising from experience adjustments | $	30
Actuarial losses/(gains) arising from changes in financial assumptions | $	166
Benefits paid | $	(47)
Closing defined benefit obligation | $	$ 1,600